CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000	275,000,000
Common stock, shares issued	37,469,274	15,224,223	8,129,087
Common stock, shares outstanding	37,435,524	15,190,473	8,095,337
Treasury stock, shares	33,750	33,750	33,750